Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 — Related party balances and transactions

Related party transactions and balances

a.	Prepaid expense – related parties

The Company had consulting fee prepayment of $121,144 to Guangzhou Powerbridge Blockchain Co., Ltd. as of December 31, 2019, which the Company has significant influence over with. In 2020, both parties negotiated to terminate the consulting service. The balance of $129,254 as of December 31, 2020 was reclassified to due from related party and fully allowanced in 2020.

For the year ended December 31, 2019, the Company incurred consulting fee prepayment $685,167 to Hengqin Baisheng Investment, GP, which was a non-controlling shareholder of Powerbridge Ningbo. The balance of $622,222 as of December 31, 2020 was reclassified to due from related party in 2020.

b.	Due from related parties:

As of December 31, 2020, the Company had $129,254 due from Guangzhou Powerbridge Blockchain Co., Ltd., which was fully allowanced in 2020. As of December 31, 2020, the Company had $622,222 due from Hengqin Baisheng Investment, GP.

As of December 31, 2020 and 2019, the Company advanced $30,651 and $370,000 to Mr. Zongbo Jiang, the legal representative of Guangzhou Hongqiao Blockchain Co., Ltd, which the Company has significant influence over with. The balance collected in 2020.

b.	Due to related party:

Due to related party as of December 31, 2020 amounted to $71,020, which included $8,855 unpaid expenses to Ling Lor, wife of CEO and director of the Company and $62,165 unpaid expenses to Hong Yu, shareholder of Chongqing Power.

Due to related party as of December 31, 2019 amounted to $6,538, which represents unpaid expenses to Ling Lor, wife of CEO and director of the Company.